Risks and Uncertainities - Schedule of Customer Accounted For Accounts Receivable (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	[2]
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risks and uncertainities		[1]	12.20%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Risks and uncertainities	12.20%			[1]
Supplier Concentration Risk [Member] | Vendor A [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risks and uncertainities	13.70%		10.90%
Supplier Concentration Risk [Member] | Vendor B [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risks and uncertainities	36.90%		29.30%
Supplier Concentration Risk [Member] | Vendor C [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risks and uncertainities	13.30%		22.90%
Supplier Concentration Risk [Member] | Vendor D [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risks and uncertainities		[2]	15.40%
Supplier Concentration Risk [Member] | Vendor E [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Risks and uncertainities	13.20%		10.30%

[1]	Customer A accounted for less than 10% of the total accounts receivable as of December 31, 2025.
[2]	Vendor A accounted for less than 10% of the total cost of revenue for the year ended December 31, 2023.